Cover	May 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2020
Entity File Number	1-12709
Entity Registrant Name	Tompkins Financial Corporation
Entity Central Index Key	0001005817
Entity Tax Identification Number	16-1482357
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	118 E. Seneca Street
Entity Address, Address Line Two	PO Box 460
Entity Address, City or Town	Ithaca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14851
City Area Code	(607)
Local Phone Number	273-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	TMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false